Leases	12 Months Ended
Dec. 31, 2022
Texts Block [Abstract]
Leases
23
Leases
i)
As a lessee

The Group leases office premises, retail stores and motor vehicles. These leases, which have fixed rental payments, typically run for a period of one to eleven years with an option to renew the lease after that term.

The Group leases office equipment with contract terms of one to five years. These leases are short‑term and/or leases of low‑value items. The Group has elected not to recognize right‑of‑use assets and lease liabilities for these leases.

a)
Right-of-use assets

Right‑of‑use assets related to leased properties that do not meet the definition of investment property and are presented as property, plant and equipment.

	Property	Motor vehicles	Total
(in $ millions)	$	$	$
Balance at January 1, 2021	39	*	39
Depreciation	(27)	*	(27)
Additions	100	6	106
Derecognition	*	*	*
Effects of movement in exchange rates	*	*	*
Balance at December 31, 2021	112	6	118

* Amounts less than $1 million

	Property	Motor vehicles	Total
(in $ millions)	$	$	$
Balance at January 1, 2022	112	6	118
Depreciation	(36)	(8)	(44)
Additions	35	37	72
Acquisition through business combination	35	—	35
Derecognition	(6)	—	(6)
Effects of movement in exchange rates	(2)	(2)	(4)
Balance at December 31, 2022	138	33	171

b)
Amounts recognized in profit or loss

	2022	2021
(in $ millions)	$	$
Interest on lease liabilities	13	5

Income from sub-leasing right-of-use assets, expenses relating to short-term leases and leases of low-value assets, and expenses relating to variable lease payments not included in the measurement of lease liabilities were not material to the Group for the year ended 31 December 2022 and 2021.

c)
Amounts recognized in statement of cash flows

	2022	2021
(in $ millions)	$	$
Total cash outflow for leases	35	24

ii)
As a lessor

The Group leases out motor vehicles consisting of its owned vehicles as well as leased vehicles. All leases are classified as operating leases because they do not transfer substantially all of the risks and rewards incidental to the ownership of the assets.

Rental income recognized by the Group during 2022 was $126 million (2021: $103 million). The following table sets out a maturity analysis of lease receivables, showing the undiscounted lease payments to be received after the reporting date.

	2022	2021
(in $ millions)	$	$
Not later than one year	84	42
Later than one year and not later than five years	11	3